Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of income taxes [line items]
Income tax statutory rate	26.50%	26.60%
Non-capital losses available to reduce future taxable income	$ 280.2	$ 4.5
Deductible capital losses	126.7	111.9
Investment tax credits receivable	32.5	22.6
Refundable investment tax credits receivable	24.1	19.4
Investment tax credits receivable available to reduce future taxable income	8.4	3.2
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	268.8	0.9
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 11.4	$ 3.6